Business segment information (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Scales & Others
Net sales	$ 22,378	$ 25,911	$ 29,837
Operating (loss) / income	3,094	414	281
Identifiable assets	14,896	16,172	23,279
Depreciation and amortization	981	968	1,035
Capital expenditure	880	1,472	2,762
Pet Electronics Products
Net sales	1,514
Operating (loss) / income	208
Identifiable assets	1,002
Depreciation and amortization	66
Capital expenditure	59
Total Operating Segments
Net sales	23,892	28,944	31,305
Operating (loss) / income	3,302	462	295
Identifiable assets	15,898	18,065	24,424
Depreciation and amortization	1,047	1,082	1,086
Capital expenditure	939	1,645	2,898
Corporate
Identifiable assets	7,123	7,712	7,716
Depreciation and amortization	288	294	289
Group
Net sales	23,892	28,944	31,305
Operating (loss) / income	3,302	462	295
Identifiable assets	23,021	25,777	32,140
Depreciation and amortization	1,335	1,376	1,375
Capital expenditure	$ 939	1,645	2,898
Pet Electronic Products
Net sales		3,033	1,468
Operating (loss) / income		48	14
Identifiable assets		1,893	1,145
Depreciation and amortization		114	51
Capital expenditure		$ 173	$ 136